Accrued and Other Current Liabilities (Tables)		12 Months Ended
	Jun. 22, 2023	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Current Liabilities
Accrued liabilities consist of the following (in thousands):

As of June 22, 2023
Accrued option cost payable to Paragon	$18,987
Accrued professional and consulting fees	917
Fair value of assumed Parapyre Option Obligation (Note 3)	143

Accrued liabilities	$20,047

Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2023	2022
Accrued compensation	$4,054	$4,589
Accrued contracted research and development costs	7,092	6,972
Accrued professional and consulting fees	1,474	946
Other	488	330

Total accrued and other current liabilities	$13,108	$12,837